Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Mar. 31, 2017	Mar. 31, 2016
Income Statement [Abstract]
Revenues	$ 27,043	$ 46,377	$ 163,363	$ 248,348
Cost of goods sold	20,486	25,119	108,255	149,478
Gross profit	6,557	21,258	55,108	98,870
Operating Expenses:
General and Administrative	673,789	327,874	2,605,097	2,196,922
Rent - related party	7,500	6,900	27,600	30,600
Research and development	407,009	110,315	893,960	613,119
Total Operating Expenses	1,088,298	445,089	3,526,657	2,840,641
Loss from operations	(1,081,741)	(423,831)	(3,471,549)	(2,741,771)
Other income (expenses)
Interest expense		(621)	(1,010)	(363)
Change in fair value of derivative liability	(24,612)	(14,953)	(1,746,821)	2,600,809
Total other income (expense)	(1,106,353)	(439,405)	(1,747,831)	2,600,446
Net loss	$ (1,106,353)	$ (439,405)	$ (5,219,380)	$ (141,325)
Net loss per share - Basic and diluted	$ (0.05)	$ (0.04)	$ (0.38)	$ (0.02)
Weighted average number of common shares outstanding, basic and diluted	22,255,290	10,069,358	13,591,137	7,541,983